Other non-financial liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 161,631,699	$ 74,272,157
Other non-financial liabilities		426,030	26,142
Other current non-financial liabilities		164,555,540	74,298,299
Income received in advance	[1]	2,497,811	0
Parent [Member] | Dividend Provisioned By Board [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		51,730,402	25,865,201
Parent [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		101,714,994	38,938,475
Parent [Member] | Outstanding Dividend [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		684,158	709,790
Subsidiaries [Member] | Dividend Provisioned As Per Policy [Member]
Disclosure of other non financial liabilities [Line Items]
Current dividend payables		$ 7,502,145	$ 8,758,691

[1]	See Note 1 – General Information, letter C).